SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2012
SUBORDINATED DEBENTURES [Abstract]
SUBORDINATED DEBENTURES
NOTE 10 – SUBORDINATED DEBENTURES

We have formed various special purpose entities (the "trusts") for the purpose of issuing trust preferred securities in either public or pooled offerings or in private placements. Independent Bank Corporation owns all of the common stock of each trust and has issued subordinated debentures to each trust in exchange for all of the proceeds from the issuance of the common stock and the trust preferred securities. Trust preferred securities totaling $47.7 million and $38.2 million at December 31, 2012 and 2011, respectively, qualified as Tier 1 regulatory capital and the remaining amount qualified as Tier 2 regulatory capital.

These trusts are not consolidated with Independent Bank Corporation and accordingly, we report the common securities of the trusts held by us in other assets and the subordinated debentures that we have issued to the trusts in the liability section of our Consolidated Statements of Financial Condition.

Summary information regarding subordinated debentures as of December 31 follows:

		2012
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued

IBC Capital Finance II	March 2003	$9,452	$9,168	$284
IBC Capital Finance III	May 2007	12,372	12,000	372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$50,175	$48,668	$1,507

		2011
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued

IBC Capital Finance II	March 2003	$9,452	$9,168	$284
IBC Capital Finance III	May 2007	12,372	12,000	372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$50,175	$48,668	$1,507

Other key terms for the subordinated debentures and trust preferred securities that were outstanding at December 31, 2012 follow:

Entity Name	Maturity Date	Interest Rate	First Permitted Redemption Date

IBC Capital Finance II	March 31, 2033	8.25% fixed	March 31, 2008
IBC Capital Finance III	July 30, 2037	3 month LIBOR plus 1.60%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month LIBOR plus 2.85%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month LIBOR plus 3.45%	November 7, 2007

In 2010, we commenced an offer to exchange up to 18.0 million newly issued shares of our common stock for properly tendered and accepted trust preferred securities issued by IBC Capital Finance II, IBC Capital Finance III, IBC Capital Finance IV, and Midwest Guaranty Trust I (the "Exchange Offer"). The Exchange Offer expired on June 22, 2010. We accepted for exchange 1,657,255 shares ($41.4 million aggregate liquidation amount) of the trust preferred securities issued by IBC Capital Finance II, which were validly tendered and not withdrawn as of the expiration date for the Exchange Offer. No shares of the trust preferred securities issued by IBC Capital Finance III, IBC Capital Finance IV, or Midwest Guaranty Trust I were tendered.

We issued 5,109,125 shares of common stock at a price of $4.60 per share in exchange for the validly tendered trust preferred securities issued by IBC Capital Finance II (including $2.3 million of accrued and unpaid interest) and recorded a gain of $18.1 million which is included in our Consolidated Statements of Operations as "Gain on extinguishment of debt". This gain was net of expenses paid totaling approximately $1.0 million for dealer-manager fees, legal fees, accounting fees and other related costs as well as the pro rata write off of previously capitalized issue costs of $1.2 million.

In the fourth quarter of 2009 we elected to defer distributions (payment of interest) on each of the subordinated debentures and trust preferred securities and continued to defer these distributions through December 31, 2012. The subordinated debentures and trust preferred securities are cumulative and have a feature that permits us to defer distributions (payment of interest) from time to time for a period not to exceed 20 consecutive quarters. While we defer the payment of interest, we will continue to accrue the interest expense owed at the applicable interest rate. Upon the expiration of the deferral, all accrued and unpaid interest is due and payable. At December 31, 2012 and 2011 we had $6.6 million and $4.4 million of accrued and unpaid interest. We have the right to redeem the subordinated debentures and trust preferred securities (at par) in whole or in part from time to time on or after the first permitted redemption date specified above or upon the occurrence of specific events defined within the trust indenture agreements. Issuance costs have been capitalized and are being amortized on a straight-line basis over a period not exceeding 30 years and are included in interest expense in the Consolidated Statements of Operations. Distributions (payment of interest) on the trust preferred securities are also included in interest expense in the Consolidated Statements of Operations.